Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
16.	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Yang Weiguang	Chairman of the Board, Chief Executive Officer
Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”)	Controlled by an immediate family member of Mr. Yang Weiguang

2)	Transactions with related parties

Purchase from a related party

	For the Years Ended December 31,
	2023	2022	2021
Beijing Ougaini	$112,980	$19,696	$-

During the year ended December 31, 2022, the Company prepaid $112,980 to Beijing Ougaini for purchase of products for employee welfare and marketing promotion. The Company has received the purchase in January 2023.

3)	Balances with related parties

As of December 31, 2023 and 2022, the balances with related parties were as follows:

	December 31, 2023	December 31, 2022
Prepayments
Beijing Ougaini	$-	$115,989

Due from related parties
Yang Weiguang (i)	-	226,178
	$-	$226,178

(i)	As of December 31, 2022, the Company had a balance of $226,178 due from Mr. Yang Weiguang. The balance was comprised of the following:

-	A balance of $144,986 arising from transfer of 6.67% equity interest of Shanghai Zhongxin to four former shareholders of West Angel, who paid consideration to Mr. Yang. (Note 4)

-	A balance of $81,192 as tuition paid on behalf of to Mr. Yang.

In 2023, Mr. Yang has repaid the above outstanding balances to the Company.